Debt securities in issue (Tables)	12 Months Ended
Dec. 31, 2021
Debt securities in issue [Abstract]
Summary of maturities of debt securities in issue
Debt securities in issue – maturities
In EUR million 2021 2020
Fixed rate debt securities
Within 1 year 34,559 18,315
More than 1 year but less than 2 years 6,245 8,339
More than 2 years but less than 3 years 2,791 6,193
More than 3 years but less than 4 years 4,924 2,731
More than 4 years but less than 5 years 7,035 3,685
More than 5 years 29,843 28,706
Total fixed

rate debt securities
85,397 67,969
Floating rate debt securities
Within 1 year 3,389 8,699
More than 1 year but less than 2 years 1,534 3,050
More than 2 years but less than 3 years 137 1,526
More than 3 years but less than 4 years 194 138
More than 4 years but less than 5 years 192 91
More than 5 years 942 592
Total floating rate

debt securities
6,388 14,095
Total debt securities 91,784 82,065